Income Taxes (Significant Items Comprising Deferred Tax Assets) (Details) - USD ($)	Aug. 27, 2016	Aug. 29, 2015
Income Tax Disclosure [Abstract]
Deferred compensation	$ 9,609,000	$ 10,757,000
Warranty reserves	4,729,000	4,288,000
Postretirement health care benefits	2,262,000	12,792,000
Self-insurance reserve	2,214,000	2,378,000
Accrued vacation	2,006,000	1,938,000
Stock-based compensation	1,030,000	1,239,000
Unrecognized tax benefit	698,000	726,000
Other	1,785,000	1,592,000
Deferred tax assets	24,333,000	35,710,000
Inventory	(1,930,000)	(2,383,000)
Depreciation	(3,650,000)	(1,338,000)
Deferred tax liabilities	5,580,000	3,721,000
Deferred tax assets, net	18,753,000	$ 31,989,000
State NOL carryforward	$ 95,000